General and administrative expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses [Line Items]
General and administrative expenses	$ 10,156	$ 5,189	$ 5,553
Increase / decrease in general and administrative expenses	4,967
Integration-related general and administrative expenses	1,436
Credit Suisse
General And Administrative Expenses [Line Items]
General and administrative expenses	202
Credit Suisse
General And Administrative Expenses [Line Items]
General and administrative expenses	$ 3,000